Cover Page	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	SNOWFLAKE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39504
Entity Tax Identification Number	46-0636374
Entity Address, Address Line One	135 Constitution Drive
Entity Address, City or Town	Menlo Park,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	844
Local Phone Number	766-9355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	SNOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001640147